UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: JANUARY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                             ICM SMALL COMPANY PORTFOLIO
                                                                           JANUARY 31, 2007 (UNAUDITED)
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 93.3%
-------------------------------------------------------------------------------------------------------
                                                                            SHARES            VALUE
                                                                        --------------   --------------
AUTO & TRANSPORTATION -- 3.2%
    BorgWarner                                                               337,300     $   23,118,542
    Celadon Group*                                                           384,375          6,453,656
    Commercial Vehicle Group*                                                 76,400          1,543,280
    Swift Transportation*                                                    717,200         21,888,944
                                                                                         --------------
                                                                                             53,004,422
                                                                                         --------------
CONSUMER DISCRETIONARY -- 16.1%
    4Kids Entertainment*                                                     356,600          6,978,662
    American Woodmark                                                        319,600         14,369,216
    Ameristar Casinos                                                        392,600         11,982,152
    Buckle                                                                   244,650          8,215,347
    Callaway Golf                                                            640,300         10,577,756
    Carter's*                                                                303,100          7,698,740
    CBRL Group                                                                23,626          1,107,823
    Ethan Allen Interiors                                                    354,700         13,361,549
    Fred's                                                                   401,300          5,397,485
    FTI Consulting*                                                          293,300          8,039,353
    G&K Services, Cl A                                                       263,300          9,818,457
    Genlyte Group*                                                           154,100         11,676,157
    Haverty Furniture                                                        311,500          4,769,065
    Insight Enterprises*                                                     613,700         12,476,521
    Jarden*                                                                  367,100         13,461,557
    Landry's Restaurants                                                     165,200          4,947,740
    Men's Wearhouse                                                          553,000         23,745,820
    Outdoor Channel Holdings*                                                231,700          3,132,584
    Ralcorp Holdings*                                                        266,700         14,759,178
    Regis                                                                    338,700         14,154,273
    Ruby Tuesday                                                             361,000         10,328,210
    Schawk                                                                   415,200          7,378,104
    School Specialty*                                                        252,400          9,830,980
    Sonic Automotive, Cl A                                                    85,000          2,664,750
    Tetra Tech*                                                              328,800          5,911,824
    THQ*                                                                     445,850         13,509,255
    Toro                                                                     249,500         12,791,865
                                                                                         --------------
                                                                                            263,084,423
                                                                                         --------------
ENERGY -- 7.5%
    Comstock Resources*                                                      369,700         11,811,915
    Equitable Resources                                                      473,000         20,457,250
    Oceaneering International*                                               647,000         25,537,090
    Penn Virginia                                                            450,000         32,976,000
    St. Mary Land & Exploration                                              504,000         18,138,960
    Unit*                                                                    252,000         12,216,960
                                                                                         --------------
                                                                                            121,138,175
                                                                                         --------------
FINANCIAL SERVICES -- 10.6%
    Boston Private Financial Holdings                                         63,600          1,839,312
    Capital Corp of the West                                                  72,680          2,245,812
    Colonial BancGroup                                                       410,200         10,066,308
    CVB Financial                                                            567,985          7,099,813
    Dearborn Bancorp*                                                        256,445          4,505,739
    Dime Community Bancshares                                                609,300          8,182,899
    First State Bancorporation/NM                                             64,500          1,491,240



THE ADVISORS' INNER CIRCLE FUND                                             ICM SMALL COMPANY PORTFOLIO
                                                                           JANUARY 31, 2007 (UNAUDITED)
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
-------------------------------------------------------------------------------------------------------
                                                                            SHARES            VALUE
                                                                        --------------   --------------
FINANCIAL SERVICES -- CONTINUED
    Hanmi Financial                                                          567,708     $   11,626,660
    Heritage Commerce                                                        110,000          2,865,500
    Hub International                                                        440,500         14,430,780
    Investors Financial Services                                             274,500         12,838,365
    Jack Henry & Associates                                                  302,200          6,448,948
    John H Harland                                                           332,300         16,741,274
    Kronos*                                                                  113,600          4,316,800
    Placer Sierra Bancshares                                                  52,800          1,451,472
    Prosperity Bancshares                                                    474,900         16,621,500
    Security Bank Corp/GA                                                    155,200          3,403,536
    Sterling Bancorp/NY                                                      269,889          5,019,935
    Triad Guaranty*                                                          208,600         10,742,900
    UCBH Holdings                                                            516,390          9,682,312
    Waddell & Reed Financial, Cl A                                           458,600         11,772,262
    West Coast Bancorp/OR                                                    297,400          9,930,186
                                                                                         --------------
                                                                                            173,323,553
                                                                                         --------------
HEALTH CARE -- 7.4%
    Apria Healthcare Group*                                                  421,500         11,705,055
    Bio-Rad Laboratories, Cl A*                                              270,000         23,230,800
    Cardiac Science*                                                         424,641          3,898,205
    Conmed*                                                                  523,800         12,675,960
    Dentsply International                                                   575,000         17,733,000
    Genesis HealthCare*                                                      265,400         16,247,788
    Medical Action Industries*                                               170,000          5,363,500
    Omnicare                                                                 339,000         13,624,410
    Orthofix International*                                                  234,000         11,788,920
    RehabCare Group*                                                         352,000          5,343,360
                                                                                         --------------
                                                                                            121,610,998
                                                                                         --------------
MATERIALS & PROCESSING -- 20.5%
    Acuity Brands                                                            192,200         11,149,522
    Albany International, Cl A                                               446,100         15,140,634
    Aptargroup                                                               400,000         24,404,000
    Armor Holdings*                                                          392,500         23,746,250
    Cambrex                                                                  426,400          9,329,632
    Carpenter Technology                                                     168,200         19,696,220
    Century Aluminum*                                                        155,400          7,083,132
    CLARCOR                                                                  530,900         18,400,994
    Eagle Materials                                                          405,000         20,002,950
    ElkCorp                                                                  398,100         17,261,616
    Ferro                                                                    124,100          2,644,571
    Gibraltar Industries                                                     591,900         14,519,307
    Griffon*                                                                 591,800         15,244,768
    Kaydon                                                                   346,700         14,942,770
    MacDermid                                                                590,300         20,477,507
    Michael Baker*                                                           135,200          3,305,640
    Minerals Technologies                                                    199,500         11,584,965
    Nordson                                                                   25,700          1,329,204
    Northwest Pipe*                                                          175,000          6,581,750
    OM Group*                                                                199,800          9,762,228
    Quanex                                                                   387,800         15,197,882
    Rogers*                                                                  256,200         13,240,416



THE ADVISORS' INNER CIRCLE FUND                                             ICM SMALL COMPANY PORTFOLIO
                                                                           JANUARY 31, 2007 (UNAUDITED)
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
-------------------------------------------------------------------------------------------------------
                                                                            SHARES            VALUE
                                                                        --------------   --------------
MATERIALS & PROCESSING -- CONTINUED
    Spartech                                                                 410,600     $   11,505,012
    Texas Industries                                                          58,800          4,317,096
    UAP Holding                                                              425,100         10,648,755
    Watsco                                                                   250,300         12,770,306
                                                                                         --------------
                                                                                            334,287,127
                                                                                         --------------
PRODUCER DURABLES -- 12.6%
    Actuant, Cl A                                                             20,700          1,030,653
    Ametek                                                                   722,850         25,053,981
    ATMI*                                                                    428,200         14,319,008
    Belden CDT                                                               270,000         11,677,500
    Cognex                                                                   507,600         11,075,832
    Diebold                                                                  305,800         14,173,830
    Entegris*                                                              1,712,659         18,376,831
    ESCO Technologies*                                                       334,300         15,969,511
    Esterline Technologies*                                                  358,500         14,329,245
    Heico, Cl A                                                              641,500         19,726,125
    Itron*                                                                   309,400         17,833,816
    Kaman                                                                    637,000         14,517,230
    Littelfuse*                                                                3,900            122,421
    MDC Holdings                                                             141,700          8,256,859
    Photronics*                                                              459,100          7,648,606
    Quixote                                                                  283,100          5,879,987
    Ultratech*                                                               411,900          5,000,466
                                                                                         --------------
                                                                                            204,991,901
                                                                                         --------------
REAL ESTATE INVESTMENT TRUSTS -- 5.3%
    Brandywine Realty Trust                                                  262,130          9,137,852
    Camden Property Trust                                                    135,600         10,631,040
    First Industrial Realty Trust                                            121,200          5,727,912
    Kite Realty Group Trust                                                  532,000         10,374,000
    LaSalle Hotel Properties                                                 239,600         11,407,356
    Lexington Corporate Properties Trust                                     341,100          7,258,608
    Liberty Property Trust                                                   169,700          8,780,278
    Mack-Cali Realty                                                          96,900          5,391,516
    Mills                                                                    146,100          3,163,065
    Parkway Properties Inc/MD                                                101,100          5,545,335
    Ramco-Gershenson Properties                                              134,900          5,053,354
    SL Green Realty                                                           26,508          3,885,487
                                                                                         --------------
                                                                                             86,355,803
                                                                                         --------------
TECHNOLOGY -- 9.7%
    Adaptec*                                                               2,085,000          7,506,000
    Analogic                                                                  92,600          5,437,472
    Avocent*                                                                 415,400         14,347,916
    Catapult Communications*                                                 156,000          1,421,160
    Checkpoint Systems*                                                      440,300          8,273,237
    CommScope*                                                               590,200         19,069,362
    Excel Technology*                                                         41,600          1,145,664
    Imation                                                                  357,800         15,567,878
    i2 Technologies*                                                          20,300            463,043
    Inter-Tel                                                                478,100         10,819,403



THE ADVISORS' INNER CIRCLE FUND                                             ICM SMALL COMPANY PORTFOLIO
                                                                           JANUARY 31, 2007 (UNAUDITED)
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
-------------------------------------------------------------------------------------------------------
                                                                            SHARES            VALUE
                                                                        --------------   --------------
TECHNOLOGY -- CONTINUED
    Kemet*                                                                 1,158,600     $    8,735,844
    Macrovision*                                                             310,000          7,666,300
    Mantech International, Cl A*                                             273,600          9,335,232
    Moldflow*                                                                322,500          4,634,325
    Progress Software*                                                       536,300         15,236,283
    Radisys*                                                                 118,100          1,985,261
    Tekelec*                                                                 806,800         12,424,720
    Trimble Navigation*                                                      262,800         14,869,224
                                                                                         --------------
                                                                                            158,938,324
                                                                                         --------------
UTILITIES -- 0.5%
    Iowa Telecommunications Services                                         372,400          7,485,240
                                                                                         --------------

    TOTAL COMMON STOCK
        (Cost $927,279,896)                                                               1,524,219,966
                                                                                         --------------
                                                                             FACE
                                                                            AMOUNT
                                                                        --------------
-------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.5%
-------------------------------------------------------------------------------------------------------
    Morgan Stanley, 5.100%, dated 01/31/07, to be repurchased on
    02/01/07, repurchase price $105,531,147 (collateralized by various U.S. Government obligations, par values ranging from
    $27,420,000 to $67,915,000, 6.00% to 6.75%, 08/15/13
    to 03/15/31; total market value $110,118,868)
    (Cost $105,516,199)                                                 $  105,516,199      105,516,199
                                                                                         --------------

    TOTAL INVESTMENTS -- 99.8%+
        (Cost $1,032,796,095)                                                            $1,629,736,165
                                                                                         ==============

         PERCENTAGES ARE BASED ON NET ASSETS OF $1,632,569,116.

       * NON-INCOME PRODUCING SECURITY
      CL -- CLASS
      GA -- GEORGIA
      MD -- MARYLAND
      NM -- NEW MEXICO
      NY -- NEW YORK
      OR -- OREGON

       + AT JANUARY 31, 2007, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS
         WAS $1,032,796,095, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $620,923,280 AND $(23,983,210), RESPECTIVELY.

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
ICM-QH-001-0600
--------------------------------------------------------------------------------

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007

By (Signature and Title)*                  /s/ Michael Lawson
                                           --------------------------
                                           Michael Lawson
                                           Controller & CFO

Date: March 30, 2007
* Print the name and title of each signing officer under his or her signature.